Financial instruments and risk management - Schedule of net borrowings interest rate profile (Details) - USD ($) $ in Millions	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of financial instruments by type of interest rate [line items]
Net borrowings	$ 21,854	$ 21,017	$ 19,582
Net borrowings interest rate	100.00%	100.00%
Fixed rate
Disclosure of financial instruments by type of interest rate [line items]
Net borrowings	$ 19,051	$ 16,174
Net borrowings interest rate	87.00%	77.00%
Floating rate
Disclosure of financial instruments by type of interest rate [line items]
Net borrowings	$ 2,289	$ 4,384
Net borrowings interest rate	11.00%	21.00%
Impact of financial derivatives and fair value adjustments
Disclosure of financial instruments by type of interest rate [line items]
Net borrowings	$ (139)	$ (145)
Net borrowings interest rate	(1.00%)	(1.00%)
Lease liabilities
Disclosure of financial instruments by type of interest rate [line items]
Net borrowings	$ 653	$ 604
Net borrowings interest rate	3.00%	3.00%